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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                --------------------------------

Check here if Amendment |_|; Amendment Number:
                                                -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   888 San Clemente Drive, Suite 180
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12239
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:


  /s/ Joseph S. Schuchert III     Newport Beach, California     August 14, 2007
------------------------------  ----------------------------  ------------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------------

Form 13F Information Table Entry Total: 76
                                        ---------------------

Form 13F Information Table Value Total: $ 263,904
                                        ---------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ACA Capital Holdings              Comm       000833103     729     61221      SH            YES       NONE     X
Aercap Holdings                   Comm       N00985106     748     23367      SH            YES       NONE     X
Allegiant Travel Co.              Comm       01748X102     711     23120      SH            YES       NONE     X
Allied World Assurance            Comm       G0219G203     738     14408      SH            YES       NONE     X
Altra Holdings                    Comm       02208R106    1398     80904      SH            YES       NONE     X
American Reprographics            Comm       029263100    8809     286100     SH            YES       NONE     X
Animal Health Intl.               Comm       03525N109     139      9617      SH            YES       NONE     X
Aspen Ins. Holdings               Comm       G05384105     604     21500      SH            YES       NONE     X
Asset Accep. Corp.                Comm       04543P100     723     40826      SH            YES       NONE     X
Bare Escentuals                   Comm       067511105     725     21217      SH            YES       NONE     X
Basic Energy Services             Comm       06985P100    4578     179042     SH            YES       NONE     X
Basic Energy Services             Comm       06985P100     688     27500      SH   Call     YES       NONE     X
Bluelinx Holds.                   Comm       09624H109     702     66901      SH            YES       NONE     X
Brookdale Sr. Living              Comm       112463104    8455     185548     SH            YES       NONE     X
Builders Firstsource              Comm       12008R107    8224     512061     SH            YES       NONE     X
Burger King Hlds.                 Comm       121208201     743     28200      SH            YES       NONE     X
Carrols Holds.                    Comm       14574X104     735     48173      SH            YES       NONE     X
CB Richard Ellis Group            Comm       12497T101    14476    396595     SH            YES       NONE     X
Celanese Corp.                    Comm       150870103    13472    347398     SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Cinemark Holdings                 Comm       17243V102     11       635       SH            YES       NONE     X
Claymont Steel Hlds.              Comm       18382P104     729     34073      SH            YES       NONE     X
Commvault Systems                 Comm       204166102     739     42780      SH            YES       NONE     X
Corel Corp                        Comm       21869X103     703     53035      SH            YES       NONE     X
Dealertrak Hlds.                  Comm       242309102     476     12913      SH            YES       NONE     X
Dominos Pizza                     Comm       25754A201     727     39780      SH            YES       NONE     X
Dresser-Rand Group                Comm       261608103    10093    255508     SH            YES       NONE     X
Dresser-Rand Group                Comm       261608103    8064     230400     SH   Put      YES       NONE     X
Eurand NV Ordinary                Comm       N31010106     345     22029      SH            YES       NONE     X
Exlservice Hlds.                  Comm       302081104     720     38440      SH            YES       NONE     X
First Mercury Financial           Comm       320841109     575     27400      SH            YES       NONE     X
Flagstone Reinsurance             Comm       G3529T105     321     24101      SH            YES       NONE     X
FTD Group                         Comm       30267U108     722     39222      SH            YES       NONE     X
Gatehouse Media                   Comm       367348109     730     39331      SH            YES       NONE     X
Genco Shipping & Trading          Comm       Y2685T107     725     17565      SH            YES       NONE     X
Goodman Global                    Comm       38239A100    25285    137939     SH            YES       NONE     X
Goodman Global                    Comm       38239A100    9500     475000     SH   Call     YES       NONE     X
Herbalife Ltd.                    Comm       G4412G101    3340     83500      SH   Call     YES       NONE     X
Horizon Lines                     Comm       44044K101     508     15500      SH            YES       NONE     X

                                       4


                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Innophos Hlds.                    Comm       45774N108    2476     173153     SH            YES       NONE     X
Interline Brands                  Comm       458743101     715     27431      SH            YES       NONE     X
IPG Photonics                     Comm       44980X109     722     36200      SH            YES       NONE     X
ITC Hlds.                         Comm       465685105     725     17835      SH            YES       NONE     X
J Crew Group                      Comm       46612H402     760     14059      SH            YES       NONE     X
Kenexa Corp                       Comm       488879107     837     22205      SH            YES       NONE     X
Koppers Hlds.                     Comm       50060P106    6767     200913     SH            YES       NONE     X
Marketaxess                       Comm       57060D108     751     41763      SH            YES       NONE     X
National Cinemedia                Comm       635309107     635     22687      SH            YES       NONE     X
New York & Co.                    Comm       649295102    4412     402533     SH            YES       NONE     X
Newstar Financial                 Comm       65251F105     582     40911      SH            YES       NONE     X
Nymex Hlds.                       Comm       62948N104     717      5710      SH            YES       NONE     X
Obagi Medical Product             Comm       67423R108     712     40162      SH            YES       NONE     X
Pike Electric Corp                Comm       721283109     715     31964      SH            YES       NONE     X
PRA International                 Comm       69353C101    10002    395326     SH            YES       NONE     X
Prestige Brands Hlds.             Comm       74112D101     793     61119      SH            YES       NONE     X
Regency Energy Partners           Comm       75885Y107     749     22577      SH            YES       NONE     X
Rockwood Hlds.                    Comm       774415103     734     20081      SH            YES       NONE     X
Ruth Chris Steak                  Comm       783332109     726     42712      SH            YES       NONE     X



                                                         FORM 13F INFORMATION TABLE
                COLUMN 1           COLUMN 2  COLUMN 3   COLUMN4        COLUMN5           COLUMN6     COLUMN7        COLUMN8
------------------------------------------------------------------------------------------------------------------------------------

                                   TITLE OF              VALUE     SHRS OR   SH/   PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
             NAME OF ISSUER         CLASS     CUSIP     (X$1000)   PRN AMT   PRN   CALL DISCRETION    MGRS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Seagate Technology                Comm       G7945J104    14326    658079     SH            YES       NONE     X
Sealy Corp                        Comm       812139301     723     43761      SH            YES       NONE     X
Skilled Healthcare                Comm       83066R107     573     36945      SH            YES       NONE     X
Smart Modular Tech                Comm       G82245104     730     53040      SH            YES       NONE     X
Solera Holdings                   Comm       83421A104     238     12306      SH            YES       NONE     X
Spirit Aerosystems                Comm       848574109     734     20352      SH            YES       NONE     X
Syniverse Hlds.                   Comm       87163F106     729     56718      SH            YES       NONE     X
Town Sports International         Comm       89214A102     731     37842      SH            YES       NONE     X
Transdigm Group                   Comm       893641100    32228    796539     SH            YES       NONE     X
Transdigm Group                   Comm       893641100    5800     145000     SH   Put      YES       NONE     X
TRW Automotive                    Comm       87264S106     748     20312      SH            YES       NONE     X
Verifone Hlds.                    Comm       92342Y109    5289     150036     SH            YES       NONE     X
Warner Chilcott                   Comm       G9435N108    10231    565540     SH            YES       NONE     X
Warner Music Group                Comm       934550104     730     50509      SH            YES       NONE     X
Warner Music Group                Comm       934550104    4888     244400     SH   Call     YES       NONE     X
Weight Watchers Int.              Comm       948626106    12784    251454     SH            YES       NONE     X
WNS Holdings                      Comm       92932M101     729     25618      SH            YES       NONE     X
Xerium Technologies               Comm       98416J100     662     86828      SH            YES       NONE     X
Xyratex                           Comm       G98268108    4793     215600     SH            YES       NONE     X


                                       6